UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       09/30/01

Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [  ]  is a restatement
                                    [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             Sequoia Partners (Omega)
Address:          3000 Sand Hill Road
                  Bldg 4, Suite 280
                  Menlo Park, CA  94025

Form 13F File Number:      28-06125

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas F. Stephenson
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Thomas F. Stephenson       Menlo Park, California    09/30/01

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
Form 13F Information Table Entry Total:                   4
Form 13F Information Table Value Total:              $3,589
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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


                                                       SEQUOIA PARTNERS (Omega)
                                                      FORM 13F INFORMATION TABLE
                                                          AS OF 09/30/01



                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other       ----------------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers     Sole     Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------     ----------------------
CELL GENESYS INC             COMMON      150921104          1,160       72,478  SH         SOLE                72,478
FINISAR                      COMMON      31787A101            351       88,557  SH         SOLE                88,557
MEDICALOGIC INC              COMMON      584642102            161      422,942  SH         SOLE               422,942
OMNICELL INC                 COMMON      68213N109          1,917      255,593  SH         SOLE               255,593
